Equity Method Investments - Angola Joint Ventures - Additional Information (Detail)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014 Option Vessel m3	Dec. 31, 2007 Vessel	Jan. 31, 2012 Vessel	Dec. 31, 2011 Vessel
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%
Angola LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%		33.00%
Number of vessels	4	4
Volume of vessels	160,400
Capital lease arrangement period, lessor	20 years
Number of extension options	2
Extension option periods	5 years
Early termination fee notice period duration	120 days
Early termination fee percentage on cost of construction	50.00%
Angola LNG Carriers [Member] | Delivered [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels			1	3